UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3838
State Street Research Capital Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)
Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	9/30

Date of reporting period:	10/1/04 - 12/31/04

Item 1. Schedule of Investments.

STATE STREET RESEARCH CAPITAL TRUST

Schedules of Investments
State Street Research Mid-Cap Growth Fund
State Street Research Emerging Fund
State Street Research Aurora Fund

State Street Research Mid-Cap Growth Fund

Portfolio Holdings December 31, 2004

Issuer	Shares	Value

Common Stocks 99.5%

Consumer Discretionary 23.1%

Advertising Agencies 0.5%
Lamar Advertising Co. Cl. A*	44,600	$1,907,988

Casinos/Gambling, Hotel/Motel 5.0%
Four Seasons Hotels Inc.^	30,200	2,470,058
GTech Holdings Corp.	110,200	2,859,690
International Game Technology Inc.	58,000	1,994,040
Marriott International Inc.	79,700	5,019,506
Starwood Hotels & Resorts Inc.	113,400	6,622,560
		18,965,854

Commercial Services 5.3%
ChoicePoint Inc.*	64,566	2,969,390
Corporate Executive Board Co.	89,300	5,977,742
Getty Images Inc.*	61,900	4,261,815
Hewitt Associates Inc.*^	128,800	4,122,888
Manpower Inc.	57,400	2,772,420
		20,104,255

Consumer Electronics 0.6%
Harman International Industries Inc.	17,100	2,171,700

Consumer Products 1.4%
Yankee Candle Company Inc.*^	155,300	5,152,854

Retail 9.0%
CDW Corp.	106,200	7,046,370
Chico’s FAS Inc.*^	108,100	4,921,793
MSC Industrial Direct Inc. Cl. A^	187,700	6,753,446
Petsmart Inc.	129,000	4,583,370
Staples Inc.	164,648	5,550,284
Williams-Sonoma Inc.*	144,300	5,056,272
		33,911,535

Textile Apparel Manufacturers 1.3%
Coach Inc.*	85,900	4,844,760
Total Consumer Discretionary		87,058,946

Consumer Staples 1.0%

Household Products 1.0%
Clorox Co.	65,200	3,842,236
Total Consumer Staples		3,842,236

Financial Services 10.5%

Banks & Savings & Loan 1.8%
City National Corp.	29,400	2,077,110
North Fork Bancorp. Inc.	86,400	2,492,640
TCF Financial Corp.	69,600	2,236,944
		6,806,694

Financial Data Processing Services & Systems 3.9%
Alliance Data Systems Corp.*	120,700	5,730,836
Checkfree Corp.*	123,100	4,687,648
DST Systems Inc.*	82,900	4,320,748
		14,739,232

Insurance 1.1%
Wellchoice Inc.*	75,500	4,031,700

Miscellaneous Financial 1.7%
Chicago Mercantile Exchange Holdings Inc.	11,600	2,652,920
Providian Financial Corp.*	232,400	3,827,628
		6,480,548

Securities Brokerage & Services 2.0%
Lehman Brothers Holdings Inc.	44,500	3,892,860
T Rowe Price Group Inc.	57,600	3,582,720
		7,475,580
Total Financial Services		39,533,754

Health Care 22.8%

Drugs & Biotechnology 11.6%
Allergan Inc.	57,300	4,645,311
Biogen Inc.*	63,565	4,234,065
Charles River Laboratories Holdings.*	131,900	6,068,719
Cytyc Corp.*	206,100	5,682,177
Elan Corp. plc ADR*^	63,200	1,722,200

Issuer	Shares	Value

Genzyme Corp.*	33,200	1,927,924
Gilead Sciences Inc.*	51,900	1,815,981
Icos Corp.*^	110,100	3,113,628
Medicis Pharmaceutical Corp.^	120,900	4,244,799
OSI Pharmaceuticals Inc.*	86,700	6,489,495
Shire Pharmaceuticals Group ADR	121,000	3,865,950
		43,810,249

Health Care Services 8.1%
Aetna Inc.	45,500	5,676,125
Caremark Rx Inc.*	167,200	6,592,696
Community Health Systems Inc.*	197,900	5,517,452
Medco Health Solutions Inc.*	120,100	4,996,160
Stericycle Inc.*	82,200	3,777,090
Wellpoint Inc*	34,800	4,002,000
		30,561,523

Hospital Supply 3.1%
C.R. Bard Inc.	47,500	3,039,050
Guidant Corp.	27,900	2,011,590
Kinetic Concepts Inc*	59,400	4,532,220
Zimmer Holdings Inc.*	23,800	1,906,856
		11,489,716
Total Health Care		85,861,488

Materials & Processing 2.5%

Containers & Packaging 2.5%
Owens-Illinois Inc.*	164,200	3,719,130
Sealed Air Corp.*	108,600	5,785,122
Total Materials & Processing		9,504,252

Other Energy 9.0%

Miscellaneous Energy 2.2%

CONSOL Energy Inc.	137,900	5,660,795
Massey Energy Corp.^	80,300	2,806,485
		8,467,280

Oil & Gas Producers 4.5%
EOG Resources Inc.	150,400	10,732,544
Newfield Exploration Co.*	104,900	6,194,345
		16,926,889

Oil Well Equipment & Services 2.3%
BJ Services Co.	61,500	2,862,210
Noble Corp.*	59,700	2,969,478
Weatherford International Ltd*	54,600	2,800,980
		8,632,668
Total Other Energy		34,026,837

Producer Durables 7.8%

Aerospace 1.4%
Alliant Technology Systems Inc.*	81,200	5,308,856

Industrial Products 0.5%
Waters Corp.*	43,600	2,040,044

Miscellaneous Equipment 1.8%
Pentair Inc.	153,200	6,673,392

Office Furniture & Business Equipment 0.5%
Diebold Inc.	35,200	1,961,696

Production Technology Equipment 1.7%
Lam Research Corp.*	219,800	6,354,418

Telecommunications Equipment 1.9%
American Tower Corp. Cl. A*	230,300	4,237,520
Polycom Inc.*	128,700	3,001,284
		7,238,804
Total Producer Durables		29,577,210

Technology 20.0%

Communications Technology 2.3%
Juniper Networks Inc.*^	150,000	4,078,500
Scientific-Atlanta Inc.	139,900	4,618,099
		8,696,599

Computer Software 10.1%
Adobe Systems Inc.	98,400	6,173,616
Amdocs Ltd.*	236,800	6,216,000
Ceridian Corp.*	325,900	5,957,452
Intuit Inc.*	107,800	4,744,278
Kanbay International Inc.*	34,900	1,092,370
Mercury Interactive Corp.*	85,100	3,876,305
NAVTEQ Corp.*	114,800	5,322,128

Issuer		Shares	Value

Siebel Systems Inc.*		441,000	4,630,500
			38,012,649

Electronics 4.2%
Amphenol Corp. Cl. A*		107,000	3,931,180
Avid Technology, Inc.*^		122,100	7,539,675
PerkinElmer Inc.		190,000	4,273,100
			15,743,955

Electronics: Semiconductors/Components 3.4%
Altera Corp.*		218,400	4,520,880
Linear Technology Corp.		118,800	4,604,688
National Semiconductor Corp.		213,000	3,823,350
			12,948,918
Total Technology			75,402,121

Utilities 2.8%

Telecommunications 2.8%
Nextel Partners Inc. Cl. A*^		369,400	7,218,076
NII Holdings Inc.*^		66,200	3,141,190
Total Utilities			10,359,266
Total Common Stocks (Cost $298,425,737)			375,166,110

Coupon Rate	Principal Amount	Maturity Date	Value
Commercial Paper 1.4%
UBS Finance Inc.
2.20%	$5,270,000	1/03/2005	5,269,356

Issuer		Shares	Value
Short-Term Investments 6.3%
State Street Navigator Securities Lending Prime Portfolio		23,872,980	23,872,980

		% of Net Assets
Summary of Portfolio Assets
Investments (Cost $327,568,073)		107.2%	$404,308,446
Cash and Other Assets, Less Liabilities		(7.2)%	(27,205,872)
Net Assets		100.0%	$377,102,574

KEY TO SYMBOLS

*                                         Denotes a security which has not paid a dividend during the last year.

^                                          All or a portion of this security is being held on loan.  As of December 31, 2004, the value of securities loaned was $23,352,047.

ADR                     stands for American Depositary Receipt.

State Street Research Emerging Growth Fund

Portfolio Holdings December 31, 2004

Issuer	Shares	Value

Common Stocks 100.0%

Automobiles & Transportation 0.6%

Miscellaneous Transportation 0.6%
Tidewater Inc.^	68,600	$2,442,846
Total Automobiles & Transportation		2,442,846

Consumer Discretionary 29.1%

Casinos/Gambling, Hotel/Motel 7.9%
Boyd Gaming Corp.^	289,030	12,038,099
Pinnacle Entertainment Inc.*	432,700	8,558,806
Shuffle Master Inc.*^	101,699	4,790,023
Station Casinos Inc.^	143,800	7,862,984
		33,249,912

Commercial Services 7.3%
Advisory Board Co.*^	70,600	2,603,728
Ask Jeeves Inc.*^	198,300	5,304,525
Corporate Executive Board Co.	94,900	6,352,606
LECG Corp*^	296,706	5,533,567
Resources Connection Inc.*^	204,300	11,095,533
		30,889,959

Communications, Media & Entertainment 1.3%
Citadel Broadcasting Corp.*^	244,600	3,957,628
Entravision Communications Corp.*	192,400	1,606,540
		5,564,168

Consumer Electronics 2.8%
Harman International Industries Inc.^	92,500	11,747,500

Consumer Services 3.1%
Aaron Rents Inc.^	257,550	6,438,750
Laureate Education Inc.*^	153,200	6,754,588
		13,193,338

Leisure Time 1.5%
West Marine Inc.*^	249,800	6,182,550

Restaurants 2.3%
Applebee’s International Inc.^	105,200	2,782,540
Rare Hospitality International Inc.*^	213,100	6,789,366
		9,571,906

Retail 2.9%
Aeropostale Inc.*^	103,700	3,051,891
Cost Plus Inc.*^	58,965	1,894,546
Guitar Center Inc.*^	133,600	7,039,384
		11,985,821
Total Consumer Discretionary		122,385,154

Financial Services 11.3%

Banks & Savings & Loan 4.5%
East West Bancorp Inc.^	89,000	3,734,440
Southwest Bancorp of Texas Inc.	302,400	7,042,896
UCBH Holdings Inc.^	177,582	8,136,807
		18,914,143

Insurance 1.2%
Bristol West Holdings Inc.^	254,400	5,088,000

Miscellaneous Financial 2.7%
CapitalSource Inc.*^	307,800	7,901,226
Collegiate Funding Services Inc.*^	263,400	3,711,306
		11,612,532

Securities Brokerage & Services 2.9%
Affiliated Managers Group Inc.*^	179,200	12,139,008
Total Financial Services		47,753,683

Health Care 21.4%

Drugs & Biotechnology 7.1%
Abgenix Inc.*^	237,100	2,451,614
Alkermes Inc.*^	292,600	4,122,734
Icos Corp.*^	117,100	3,311,588
Invitrogen Corp.*	75,600	5,075,028
Martek Biosciences Corp.*^	149,000	7,628,800
MGI Pharma Inc.*^	106,400	2,980,264
Protein Design Labs Inc.*^	211,900	4,377,854
		29,947,882

Issuer	Shares	Value

Health Care Facilities 4.3%
LCA Vision Inc.^	156,300	3,655,857
LifePoint Hospitals Inc.*^	171,600	5,975,112
United Surgical Partners International Inc.*^	204,800	8,540,160
		18,171,129

Health Care Services 3.1%
Amsurg Corp.*^	87,200	2,575,888
Community Health Systems Inc.*^	204,000	5,687,520
Covance Inc.*^	124,000	4,805,000
		13,068,408

Hospital Supply 6.9%
Advanced Medical Optics Inc.*^	186,900	7,689,066
Animas Corp.*^	181,900	2,843,097
Cooper Cos. Inc.^	62,800	4,433,052
Cutera Inc*^	251,882	3,143,487
Inamed Corp.*^	128,400	8,121,300
Wright Medical Group Inc.*^	87,400	2,490,900
		28,720,902
Total Health Care		89,908,321

Materials & Processing 0.5%

Steel 0.5%
AK Steel Holding Corp.*^	157,700	2,281,919
Total Materials & Processing		2,281,919

Other Energy 4.4%

Miscellaneous Energy 0.9%
CONSOL Energy Inc.	91,600	3,760,180

Oil & Gas Producers 0.5%
Cabot Oil & Gas Corp. Cl. A^	48,100	2,128,425

Oil Well Equipment & Services 3.0%
Newpark Resources Inc.*^	706,500	3,638,475
Patterson-UTI Energy Inc.^	156,240	3,038,868
Pride International Inc.*^	281,300	5,777,902
		12,455,245
Total Other Energy		18,343,850

Producer Durables 12.5%

Industrial Products 0.5%
ESCO Technologies Inc.*^	27,100	2,077,215

Machinery 0.8%
Helix Technology Corp.^	194,305	3,378,964

Production Technology Equipment 3.4%
ATMI Inc.*^	119,000	2,681,070
Cymer Inc.*^	219,900	6,495,846
Mattson Technology Inc.*^	223,600	2,517,736
Teradyne Inc.*^	143,100	2,442,717
		14,137,369

Telecommunications Equipment 7.8%
American Tower Corp. Cl. A*^	679,100	12,495,440
Andrew Corp.*^	189,000	2,576,070
Polycom Inc.*	511,200	11,921,184
Spectralink Corp.^	425,292	6,030,640
		33,023,334
Total Producer Durables		52,616,882

Technology 20.2%

Communications Technology 3.9%
Anaren Inc.*	224,300	2,906,928
Avocent Corp.*^	76,300	3,091,676
Ditech Communications Corp.*^	152,400	2,278,380
Essex Corp*	77,500	1,569,375
Scientific-Atlanta Inc.^	109,700	3,621,197
SpectraSite Inc.*^	50,300	2,912,370
		16,379,926

Computer Software 10.0%
Anteon International Corp.*^	229,100	9,590,126
BEA Systems Inc.*^	592,400	5,248,664
CACI International Inc.*^	112,400	7,657,812
Epicor Software Corp.*^	193,400	2,725,006
Hyperion Solutions Corp.*^	130,100	6,065,262
Jupitermedia Corp.*^	95,811	2,278,386
Quest Software Inc.*^	157,400	2,510,530
Sybase Inc.*^	303,700	6,058,815
		42,134,601

Issuer	Shares	Value

Computer Technology 1.6%
Mobility Electronics Inc.*^	364,300	3,125,694
NVIDIA Corp.*^	150,300	3,541,068
		6,666,762

Electronics 0.7%
Aeroflex Inc.*^	265,500	3,217,860

Electronics: Semiconductors/Components 4.0%
Cree Inc.*	64,400	2,581,152
Genesis Microchip Inc.*^	158,900	2,577,358
Micrel Inc.*^	228,300	2,515,866
Microsemi Corp.*^	362,600	6,294,736
O2Micro International Ltd.*	239,200	2,736,448
		16,705,560
Total Technology		85,104,709
Total Common Stocks (Cost $349,274,514)		420,837,364

Short-Term Investments 24.8%
State Street Navigator Securities Lending Prime Portfolio	104,165,539	104,165,539

	% of Net Assets
Summary of Portfolio Assets
Investments (Cost $453,440,053)	124.8%	$525,002,903
Cash and Other Assets, Less Liabilities	(24.8)%	(104,350,323)
Net Assets	100.0%	$420,652,580

KEY TO SYMBOLS

*                                         Denotes a security which has not paid a dividend during the last year.

^                                          All or a portion of this security is being held on loan.  As of December 31, 2004, the value of securities loaned was $101,369,014.

State Street Research Aurora Fund

Portfolio Holdings December 31, 2004

Issuer	Shares	Value

Common Stocks 94.6%

Automobiles & Transportation 6.0%

Air Transport 1.8%
AAR Corp. *	1,398,100	$19,042,122
EGL Inc.*^	706,500	21,117,285
Mesa Air Group Inc.*^	1,749,600	13,891,824
Skywest Inc.^	662,500	13,289,750
		67,340,981

Automotive Parts 1.4%
Borg-Warner Automotive Inc.	403,000	21,830,510
Navistar International Corp.*^	744,600	32,747,508
		54,578,018
Miscellaneous Transportation 0.4%
Kirby Corp.*	351,300	15,590,694

Railroad Equipment 1.4%
Wabtec Corp.^	2,385,600	50,860,992

Railroads 0.3%
Railamerica Inc.*^	956,000	12,475,800

Tires & Rubber 0.7%
Cooper Tire & Rubber Co.^	1,204,900	25,965,595
Total Automobiles & Transportation		226,812,080

Consumer Discretionary 17.1%

Casinos/Gambling, Hotel/Motel 1.3%
Boyd Gaming Corp.^	553,100	23,036,615
Pinnacle Entertainment Inc.*^	1,285,100	25,419,278
		48,455,893
Commercial Services 2.2%
Heidrick & Struggles International Inc.*^	753,700	25,829,299
ProQuest Co.*^	433,900	12,886,830
Startek Inc.^	381,700	10,859,365
Steiner Leisure Ltd.*	551,200	16,469,856
Tetra Tech Inc.*^	751,200	12,575,088
Viad Corp	135,500	3,860,395
		82,480,833
Communications, Media & Entertainment 1.0%
Entercom Communications Corp.*	344,900	12,378,461
Gray Television Inc.	735,100	11,394,050
LIN TV Corp.*^	740,200	14,137,820
		37,910,331
Consumer Electronics 0.4%
EarthLink Inc.*^	1,141,900	13,154,688

Consumer Products 0.7%
Playtex Products Inc.*^	2,228,500	17,805,715
Tupperware Corp.^	380,700	7,888,104
		25,693,819
Consumer Services 1.6%
Corinthian Colleges Inc.*^	888,300	16,740,013
Learning Tree International Inc.*^	797,500	10,686,500
Skillsoft Plc*	914,900	5,169,185
Stewart Enterprises Inc. Cl. A*	3,750,900	26,218,791
		58,814,489
Household Furnishings 0.8%
Furniture Brands International, Inc.^	452,100	11,325,105
La-Z-Boy Inc.^	1,236,500	19,005,005
		30,330,110
Leisure Time 1.1%
Callaway Golf Co.^	969,700	13,090,950
K2 Inc.*^	771,500	12,251,420
Penn National Gaming Inc.*	284,100	17,202,255
		42,544,625
Printing & Publishing 1.3%
Journal Register Co.*	1,012,800	19,577,424
Reader’s Digest Association Inc. Cl. A	1,994,100	27,737,931
		47,315,355
Restaurants 1.8%
California Pizza Kitchen Inc.*	711,900	16,373,700
CKE Restaurants Inc.*^	1,291,600	18,741,116
O’Charley’s Inc.*	802,500	15,688,875

Issuer	Shares	Value

Papa Johns International Inc.*^	365,900	12,601,596
Ryans Restaurant Group Inc.*	303,900	4,686,138
		68,091,425

Retail 4.0%
BJ’s Wholesale Club Inc.*^	714,100	20,801,733
Charming Shoppes Inc.*^	2,343,200	21,955,784
Christopher & Banks Corp.^	1,140,100	21,034,845
CSK Auto Corp.*	599,900	10,042,326
Gamestop Corp.*	47,076	1,054,973
Genesco Inc.*^	145,400	4,527,756
Hancock Fabrics Inc.^	904,700	9,381,739
Payless Shoesources Inc.*^	2,155,000	26,506,500
Too Inc.*	1,030,700	25,210,922
Tweeter Home Entertainment Group Inc.*^	1,584,322	10,852,606
		151,369,184

Textile Apparel Manufacturers 0.7%
Oshkosh B’Gosh Inc. Cl. A^	542,288	11,604,963
Russell Corp.^	751,100	14,631,428
		26,236,391

Toys 0.2%
Leapfrog Enterprises Inc.*^	527,400	7,172,640
Total Consumer Discretionary		639,569,783

Consumer Staples 1.8%

Drug & Grocery Store Chains 1.0%
Longs Drug Stores Corp.^	868,600	23,947,302
Wild Oats Markets Inc.*^	1,603,600	14,127,716
		38,075,018

Foods 0.8%
American Italian Pasta Co.^	422,300	9,818,475
Sensient Technologies Corp.^	853,600	20,477,864
		30,296,339
Total Consumer Staples		68,371,357

Financial Services 10.7%

Banks & Savings & Loan 1.3%
First Niagara Financial Group Corp.^	885,200	12,348,540
Sterling Bancshares Inc.^	1,190,941	16,994,728
Zions Bancorp	311,200	21,170,936
		50,514,204

Financial Data Processing Services & Systems 0.7%
Carreker Corp.*	1,156,900	9,949,340
John H. Harland Co.^	465,100	16,790,110
		26,739,450

Insurance 3.4%
Amerus Group Co.^	346,800	15,710,040
Harleysville Group Inc.	948,930	22,650,959
Hub International Ltd.	678,600	12,493,026
KMG America Corp.*	198,200	2,180,200
Odyssey Reinsurance Holdings Corp.^	747,700	18,849,517
Ohio Casualty Corp.*^	939,100	21,796,511
Platinum Underwriters Holdings Ltd.^	501,300	15,590,430
United National Group Ltd.*^	881,700	16,417,254
		125,687,937

Miscellaneous Financial 1.9%
AMBAC Financial Group Inc.^	254,500	20,902,085
Fidelity National Financial Inc.	214,369	9,790,232
Medallion Financial Corp.	851,100	8,255,670
MoneyGram International Inc.	542,000	11,457,880
Radian Group Inc.	395,700	21,067,068
		71,472,935

Real Estate Investment Trusts 0.9%
Heritage Property Investment Trust Inc.	484,700	15,554,023
Highland Hospitality Corp.	594,600	6,683,304
Rayonier Inc.	211,333	10,336,297
		32,573,624

Securities Brokerage & Services 2.5%
Affiliated Managers Group Inc.*^	166,100	11,251,614
American Capital Strategies Ltd.^	777,800	25,939,630
Edwards A G Inc.^	366,400	15,832,144
MCG Capital Corp.^	1,057,700	18,118,401
NCO Group Inc.*^	660,700	17,079,095

Issuer	Shares	Value

SWS Group Inc.^	260,100	5,701,392
		93,922,276
Total Financial Services		400,910,426

Health Care 6.9%

Drugs & Biotechnology 2.3%
Albany Molecular Research Inc.*^	1,856,840	20,685,198
Cytyc Corp.*^	193,300	5,329,281
Intermune Inc.*^	965,200	12,798,552
Priority Healthcare Corp.*^	802,600	17,472,602
Valeant Pharmaceuticals Inc.^	1,111,800	29,295,930
		85,581,563

Health Care Facilities 0.6%
LifePoint Hospitals Inc.*^	593,200	20,655,224

Health Care Services 2.0%
Hanger Orthopedic Group Inc.*^	1,662,500	13,466,250
Hooper Holmes Inc.^	3,858,400	22,841,728
Province Healthcare Co.*^	823,900	18,414,165
RehabCare Group Inc.*	744,800	20,846,952
		75,569,095

Hospital Supply 2.0%
ICU Medical Inc.*^	363,200	9,929,888
Merit Medical Systems Inc.*	474,000	7,242,720
Steris Corp.*	861,500	20,434,780
Surmodics Inc.*^	486,200	15,806,362
Viasys Healthcare Inc.*	702,900	13,355,100
Zoll Medical Corp.*	291,100	10,013,840
		76,782,690
Total Health Care		258,588,572

Materials & Processing 14.8%

Building & Construction 1.8%
Comfort Systems USA Inc.*	1,231,300	9,456,384
ElkCorp^	500,900	17,140,798
Jacuzzi Brands Inc.*	1,255,300	10,921,110
Martin Marietta Materials Inc.	578,600	31,047,676
		68,565,968

Chemicals 2.5%
Cambrex Corp.^	725,100	19,650,210
Ferro Corp.^	708,700	16,434,753
Lyondell Petrochemical Co.^	599,390	17,334,359
OM Group Inc.*	474,500	15,383,290
OMNOVA Solutions Inc.*	2,363,200	13,281,184
Spartech Corp.^	400,300	10,844,127
		92,927,923

Containers & Packaging 1.2%
Anchor Glass Container Corp^	1,592,300	10,700,256
Apogee Enterprise, Inc.^	948,496	12,719,331
Packaging Corp. of America	880,900	20,745,195
		44,164,782

Diversified Manufacturing 0.7%
Acuity Brands Inc.	457,700	14,554,860
Tredegar Industries Inc.^	609,100	12,309,911
		26,864,771

Engineering & Contracting Services 0.7%
Dycom Industries Inc.*^	589,300	17,985,436
Intergrated Electrical Services Inc.*^	1,990,600	9,634,504
		27,619,940

Fertilizers 0.8%
Agrium Inc.	1,662,300	28,009,755

Miscellaneous Materials & Processing 3.0%
Insituform Technologies Inc.*	676,300	15,331,721
Maverick Tube Corp.*^	862,200	26,124,660
NN Inc.^	676,500	8,936,565
NS Group Inc.*	1,018,400	28,311,520
RTI International Metals Inc.*^	702,900	14,437,566
Valmont Industries Inc.^	794,900	19,959,939
		113,101,971

Non-Ferrous Metals 2.0%
Compass Minerals International Inc.^	715,800	17,343,834
GrafTech International Ltd.*^	1,939,700	18,349,562
Minerals Technologies Inc.^	154,000	10,271,800
Phelps Dodge Corp.^	213,300	21,099,636

Issuer	Shares	Value

Titanium Metals Corp.*^	268,595	6,483,883
		73,548,715

Paper & Forest Products 0.5%
Caraustar Industries Inc.*^	1,170,160	19,682,091

Steel 1.6%
Allegheny Technologies Inc.	1,295,800	28,079,986
United States Steel Corp.^	628,700	32,220,875
		60,300,861

Textile & Products 0.0%
Quaker Fabric Corp.^	196,338	1,099,493
Total Materials & Processing		555,886,270

Other 1.7%

Multi-Sector 1.7%
Trinity Industries Inc.^	1,084,600	36,963,168
Walter Industries Inc.^	765,200	25,810,196
Total Other		62,773,364

Other Energy 7.5%

Miscellaneous Energy 1.4%
Massey Energy Corp.^	543,900	19,009,305
Peabody Energy Corp.	407,500	32,970,825
		51,980,130
Offshore Drilling 0.5%
Atwood Oceanics Inc.*	395,400	20,600,340

Oil & Gas Producers 1.7%
Cabot Oil & Gas Corp. Cl. A^	493,900	21,855,075
Spinnaker Exploration Co.*^	239,600	8,402,772
Stone Energy Corp.*^	258,700	11,664,783
Vintage Petroleum Inc.^	991,000	22,485,790
		64,408,420

Oil Well Equipment & Services 3.9%
Core Laboratories NV Co.*	692,800	16,176,880
Global Industries Inc.*^	2,778,500	23,033,765
Grey Wolf Inc.*^	3,546,500	18,690,055
Hanover Compressor Co.*^	2,221,000	31,382,730
Newpark Resources Inc.*^	2,303,900	11,865,085
Veritas DGC Inc.*	797,400	17,869,734
W-H Energy Services Inc.*^	1,196,700	26,758,212
		145,776,461
Total Other Energy		282,765,351

Producer Durables 16.2%

Aerospace 1.8%
Alliant Technology Systems, Inc.*^	281,300	18,391,394
Heico Corp.^	650,300	14,690,277
Heico Corp. Cl. A	65,029	1,124,351
Ladish Inc.*	738,100	8,480,769
Teledyne Technologies Inc.*^	795,700	23,417,451
		66,104,242

Electrical Equipment & Components 2.7%
MKS Instruments Inc.*^	989,203	18,349,716
Regal Beloit Corp.^	528,000	15,100,800
Technitrol Inc.*	2,718,100	49,469,420
Triumph Group Inc.*^	460,000	18,170,000
		101,089,936

Electronics: Industrial 0.2%
Tektronix, Inc.	288,095	8,703,350

Homebuilding 0.5%
Champion Enterprises Inc.*^	1,497,400	17,699,268

Industrial Products 3.0%
C&D Technologies Inc.	101,700	1,732,968
Federal Signal Corp.^	522,800	9,232,648
Flowserve Corp.*	705,500	19,429,470
Roper Industries Inc.	372,300	22,624,671
Veeco Instruments Inc.*^	2,114,500	44,552,515
Watts Industries Inc. Cl A	494,200	15,933,008
		113,505,280
Machinery 4.0%
AGCO Corp.*^	1,058,000	23,159,620
Applied Films Corp.*^	205,300	4,426,268
Helix Technology Corp.^	650,000	11,303,500
JLG Industries Inc.^	588,000	11,542,440
Joy Global Inc.	626,900	27,226,267
Kadant Inc.*	1,227,800	25,169,900
Manitowoc Company Inc.	653,400	24,600,510

Issuer	Shares	Value

Stewart & Stevenson Services Inc.	504,700	10,210,081
Terex Corp.*^	236,900	11,288,285
		148,926,871

Miscellaneous Equipment 0.2%
Thomas & Betts Corp.*^	178,100	5,476,575

Office Furniture & Business Equipment 0.3%
Steelcase Inc. Cl. A	897,500	12,421,400

Production Technology Equipment 2.1%
ATMI Inc.*^	735,700	16,575,321
Brooks Automation Inc.*^	1,221,600	21,035,952
Esterline Technologies Corp.*	533,700	17,425,305
Varian Semiconductor Equipment Inc.*^	685,500	25,260,675
		80,297,253

Telecommunications Equipment 1.4%
American Tower Corp. Cl. A*^	786,000	14,462,400
Andrew Corp.*^	1,655,700	22,567,191
Belden CDT Inc^	738,900	17,142,480
		54,172,071
Total Producer Durables		608,396,246

Technology 10.5%

Electrical Equipment & Components 0.5%
IXYS Corp.*^	1,866,900	19,266,408

Communications Technology 1.5%
Anaren Inc.*^	945,500	12,253,680
Anixter International Inc.*^	293,900	10,577,461
Commscope Inc.*^	964,600	18,230,940
NMS Communications Corp.*^	2,330,200	14,703,562
Tellabs Inc.*^	125,294	1,076,275
		56,841,918

Computer Software 3.1%
Ascential Software Corp.*	958,000	15,624,980
Aspen Technology Inc.*^	2,541,879	15,785,069
Ciber Inc.*^	2,103,200	20,274,848
Eletronics for Imaging Inc.*	875,300	15,238,973
Iona Technologies PLC*^	633,100	3,197,155
Keane Inc.*^	621,700	9,138,990
Mentor Graphics Corp.*^	1,590,200	24,314,158
MRO Software Inc.*	863,500	11,242,770
Pegasystems Inc.*^	266,800	2,275,804
		117,092,747

Computer Technology 1.4%
Hutchinson Technology Inc.*^	422,100	14,591,997
Perot Systems Corp.*	1,178,900	18,897,767
Silicon Graphics Inc.*^	4,835,100	8,364,723
Simple Tech Inc.*	1,770,000	8,142,000
		49,996,487

Electronics 2.3%
AVX Corp.^	634,000	7,988,400
BEI Technologies Inc.^	185,500	5,728,240
Benchmark Electronics Inc.*	239,750	8,175,475
Gerber Scientific Inc.*	561,800	4,275,298
Herley Industries Inc.*^	929,000	18,895,860
Kemet Corp.*^	2,975,600	26,631,620
Lecroy Corp.*^	656,100	15,313,374
		87,008,267

Electronics: Semiconductors/Components 1.7%
Actel Corp.*^	588,800	10,327,552
Avnet Inc.*	530,500	9,676,320
Cypress Semiconductor Corp.*^	2,031,000	23,823,630
Excel Technology Inc.*^	349,000	9,074,000
STATS ChipPAC Ltd^	531,221	3,251,073
Triquint Semiconductor Inc.*^	1,474,200	6,560,190
		62,712,765
Total Technology		392,918,592

Utilities 1.4%

Electrical 0.6%
Hawaiian Electric Industries Inc.^	204,800	5,969,920
Weststar Energy Inc.	660,100	15,096,487
		21,066,407

Gas Distribution 0.3%
UGI Corp.	292,400	11,962,084

Issuer	Shares	Value

Telecommunications 0.5%
Premiere Global Services Inc.*^	1,773,900	18,998,469
Total Utilities		52,026,960
Total Common Stocks (Cost $2,625,015,707)		3,549,019,001

Coupon Rate	Principal Amount	Maturity Date	Value

Short-Term Obligations 0.9%
B P Amoco Cap Plc, 2.10%	$4,733,000	1/03/2005	4,732,448
Royal Bank Of Scotland, 2.29%	7,465,000	1/24/2005	7,454,078
Toyota Motor Credit Co. 2.21%	23,245,000	1/13/2005	23,227,954
Total Short-Term Obligations (Cost $35,414,480)			35,414,480

Commercial Paper 4.5%
UBS Finance Inc. 2.35%	35,000,000	1/03/2005	34,995,440
UBS Finance Inc. 2.37%	35,000,000	1/05/2005	34,990,784
Caterpillar Financial Services NV 2.24%	2,765,000	2/01/2005	2,759,667
Goldman Sachs Group LP 2.33%	50,000,000	1/04/2005	49,990,292
Goldman Sachs Group LP 2.33%	15,980,000	1/10/2005	15,970,691
Morgan Stanley Dean Witter & Co. 2.33%	28,089,000	1/12/2005	28,069,002
Total Commercial Paper (Cost $166,775,876)			166,775,876

Issuer	Shares	Value

Short-Term Investments 17.3%

State Street Navigator
Securities Lending Prime Portfolio	648,111,077	648,111,077

	% of Net Assets

Summary of Portfolio Assets

Investments (Cost $3,475,317,140)	117.3%	$4,399,320,434
Cash and Other Assets, Less Liabilities	(17.3)%	(649,224,375)
Net Assets	100.0%	$3,750,096,059

KEY TO SYMBOLS

*                                         Denotes a security which has not paid a dividend during the last year.

^                                          All or a portion of this security is being held on loan.  As of December 31, 2004, the value of securities loaned was $630,103,543.

Item 2: Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

State Street Research Capital Trust
Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Capital Trust

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: February 24, 2005

By	/s/ Douglas A. Romich

Douglas A. Romich Treasurer, Principal Financial Officer

Date: February 24, 2005